UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Jacqui Hughes c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2009 (Unaudited)

	Shares	US Value(a)
COMMON STOCKS† — 99.4%
EUROPE — 68.0%
CZECH REPUBLIC — 1.6%
CEZ	22,188	$1,194,229
TOTAL CZECH REPUBLIC — (Cost $1,228,708)		1,194,229
FRANCE — 8.7%
Alstom SA	14,758	1,013,235
Casino Guichard - Perrachon SA	15,563	1,072,496
France Telecom SA	51,834	1,293,621
Sanofi-Aventis SA	23,737	1,554,934
Societe Generale	25,598	1,643,641
TOTAL FRANCE — (Cost $6,553,284)		6,577,927
GERMANY — 7.7%
Allianz SE	15,012	1,480,644
E.ON AG	51,760	1,959,424
Siemens AG	22,035	1,758,763
Tognum AG	48,588	677,289
TOTAL GERMANY — (Cost $7,574,843)		5,876,120
GREECE — 1.6%
National Bank of Greece SA*	42,694	1,246,243
TOTAL GREECE — (Cost $1,197,932)		1,246,243
ITALY — 2.4%
Eni S.p.A	77,064	1,793,675
TOTAL ITALY — (Cost $2,765,888)		1,793,675
LUXEMBOURG — 2.1%
ArcelorMittal	43,715	1,573,251
TOTAL LUXEMBOURG — (Cost $1,224,421)		1,573,251
NETHERLANDS — 4.0%
Gemalto NV*	35,384	1,321,339
Unilever NV	61,802	1,688,616
TOTAL NETHERLANDS — (Cost $2,566,194)		3,009,955
NORWAY — 1.4%
Storebrand ASA*	198,907	1,078,997
TOTAL NORWAY — (Cost $762,593)		1,078,997
SPAIN — 4.7%
Banco Santander SA	176,482	2,555,643
Iberdrola Renovables SA	220,427	1,017,925
TOTAL SPAIN — (Cost $2,674,255)		3,573,568

See notes to schedule of investments.

1

	Shares	US Value(a)
COMMON STOCKS† — Continued
EUROPE — Continued
SWEDEN — 3.7%
Atlas Copco AB	105,600	$1,258,536
Hennes & Mauritz AB, Series B	26,450	1,572,485
TOTAL SWEDEN — (Cost $1,952,335)		2,831,021
SWITZERLAND — 12.7%
ABB Ltd*.	88,606	1,618,480
Credit Suisse Group AG	38,668	1,827,291
Nestle SA	62,658	2,578,673
Roche Holding AG	14,180	2,235,840
Zurich Financial Services AG	7,263	1,427,249
TOTAL SWITZERLAND — (Cost $9,021,170)		9,687,533
UNITED KINGDOM — 17.4%
Autonomy Corp. PLC, *	63,306	1,242,557
Babcock International Group PLC	121,269	953,616
BP PLC	329,880	2,739,811
Compass Group PLC	172,065	926,949
GlaxoSmithKline	89,724	1,722,115
HSBC Holdings PLC	264,228	2,673,658
Man Group PLC	291,528	1,347,726
Rio Tinto PLC	38,398	1,596,493
TOTAL UNITED KINGDOM — (Cost $10,446,428)		13,202,925
TOTAL EUROPE — (Cost $47,968,051)		51,645,444
JAPAN — 20.5%
Aisin Seiki Co., Ltd.	41,900	1,078,219
Bank of Yokohama, Ltd.	207,000	1,122,230
East Japan Railway Co.	18,300	1,050,135
INPEX Corp.	135	1,032,919
Itochu Corp.	155,000	1,159,736
Mitsui Fudosan Co., Ltd.	69,000	1,268,798
Nikon Corp.	64,000	1,286,425
Panasonic Corp.	91,000	1,442,536
Sekisui House Ltd.	119,000	1,121,776
Shin-Etsu Chemical Co., Ltd.	27,800	1,498,336
Sumitomo Mitsui Financial Group, Inc.	32,384	1,386,052
Toyota Motor Corp.	51,000	2,150,489
TOTAL JAPAN — (Cost $15,009,600)		15,597,651

See notes to schedule of investments.

2

	Shares	US Value(a)
COMMON STOCKS† — Continued
LATIN AMERICA — 1.0%
BRAZIL — 1.0%
Petroleo Brasileiro SA, ADR	21,200	$714,440
TOTAL BRAZIL — (Cost $573,713)		714,440
TOTAL LATIN AMERICA — (Cost $573,713)		714,440
MIDDLE EAST — 1.8%
ISRAEL — 1.8%
Teva Pharmaceutical Industries Ltd., ADR	26,100	1,392,174
TOTAL ISRAEL — (Cost $1,182,786)		1,392,174
TOTAL MIDDLE EAST — (Cost $1,182,786)		1,392,174
PACIFIC BASIN — 8.1%
CHINA — 4.7%
Bank of China Ltd.	2,704,000	1,346,758
China Life Insurance Co., Ltd., H Shares	195,000	865,543
Netease.com Inc., ADR*	29,900	1,317,394
TOTAL CHINA — (Cost $2,168,281)		3,529,695
HONG KONG — 1.8%
Sun Hung Kai Properties Ltd.	91,000	1,379,668
TOTAL HONG KONG — (Cost $1,157,526)		1,379,668
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd., GDR, 144A	4,132	1,223,072
TOTAL SOUTH KOREA — (Cost $951,548)		1,223,072
TOTAL PACIFIC BASIN — (Cost $4,277,355)		6,132,435
TOTAL COMMON STOCKS — (Cost $69,011,505)		75,482,144

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/03/2009 (b)	$345,000	345,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $345,000)		345,000
TOTAL INVESTMENTS — (Cost $69,356,505) — 99.8%**		75,827,144
OTHER ASSETS LESS LIABILITIES — 0.2%		138,230
NET ASSETS — 100.0%		$75,965,374

See notes to schedule of investments.

3

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 2.3%, Automobiles 2.8%, Bank Investment Contracts 1.3%, Banks 15.8%, Building & Construction 1.5%, Building Maintenance & Services 1.3%, Chemicals 2.0%, Computer Services 1.8%, Diversified 2.4%, Drugs & Health Care 4.1%, Electric Utilities 1.6%, Electrical Equipment 2.1%, Electronics 3.5%, Financial Services 1.8%, Food & Beverages 6.8%, Import/Export 1.5%, Industrial Machinery 1.6%, Industrials 1.3%, Insurance 6.4%, Manufacturing 2.3%, Medical Products 5.0%, Metals 2.1%, Mining 2.1%, Oil & Gas 3.6%, Oil Integrated 3.4%, Photography 1.7%, Real Estate 3.5%, Retail 2.1%, Retail Grocery 1.4%, Software 3.3%, Telecommunications Services 1.7%, Transportation 1.4% and Utilities 3.9%.

*	Non-income producing security.
**

At July 31, 2009, the cost of investment securities for tax purposes was $69,356,505. Net unrealized appreciation of investment securities for tax purposes was $6,470,639, consisting of unrealized gains of $11,507,609 on securities that had risen in value since their purchase and $5,036,970 in unrealized losses on securities that had fallen in value since their purchase.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities that are traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At July 31, 2009, there were no fair valued securities in the Fund.

(b)	Repurchase agreement, dated 7/31/2009, due 8/03/2009 with repurchase proceeds of $345,000 is collateralized by Federal Home Loan Bank, 3.63% due 10/18/2013 with a market value of $356,575.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to schedule of investments.

4

FAIR VALUE MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – Valuations based on quoted prices for identical investments in active markets

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly

Level 3 – Valuations based on inputs that are not unobservable and significant to the fair value measurement

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized a multi-dimensional relational pricing model and option adjusted spread pricing to estimate the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Opportunistic EAFE Fund

	Investments in Securities
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

COMMON STOCKS
EUROPE
Czech Republic	$1,194,229	$—	$—	$1,194,229
France	6,577,927	—	—	6,577,927
Germany	5,876,120	—	—	5,876,120
Greece	1,246,243	—	—	1,246,243
Italy	1,793,675	—	—	1,793,675
Luxembourg	1,573,251	—	—	1,573,251
Netherlands	3,009,955	—	—	3,009,955
Norway	1,078,997	—	—	1,078,997
Spain	3,573,568	—	—	3,573,568
Sweden	2,831,021	—	—	2,831,021
Switzerland	9,687,533	—	—	9,687,533
United Kingdom	13,202,925	—	—	13,202,925
Total EUROPE	51,645,444	—	—	51,645,444
JAPAN	15,597,651	—	—	15,597,651
LATIN AMERICA
Brazil	714,440	—	—	714,440
Total LATIN AMERICA	714,440	—	—	714,440
MIDDLE EAST
Israel	1,392,174	—	—	1,392,174
Total MIDDLE EAST	1,392,174	—	—	1,392,174
PACIFIC BASIN
China	3,529,695	—	—	3,529,695
Hong Kong	1,379,668	—	—	1,379,668
South Korea	1,223,072	—	—	1,223,072
Total PACIFIC BASIN	6,132,435	—	—	6,132,435
Total COMMON STOCKS	75,482,144	—	—	75,482,144
SHORT-TERM INVESTMENTS	345,000	—	—	345,000
TOTAL INVESTMENTS	75,827,144	—	—	75,827,144
Total	$75,827,144	$—	$—	$75,827,144

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2009 (Unaudited)

	Shares	US Value(a)
COMMON STOCKS† — 94.6%
AFRICA — 7.2%
SOUTH AFRICA — 7.2%
ArcelorMittal South Africa Ltd.	140,156	$1,806,134
Aspen Pharmacare*	432,047	3,312,732
Gold Fields	163,692	1,950,171
MTN Group Ltd.	127,658	2,105,699
Sasol Ltd.	37,742	1,352,097
Shoprite Holdings Ltd.	192,600	1,414,716
Standard Bank Group	214,796	2,584,749
TOTAL SOUTH AFRICA — (Cost $10,777,409)		14,526,298
TOTAL AFRICA — (Cost $10,777,409)		14,526,298
EUROPE — 9.0%
CZECH REPUBLIC — 1.7%
CEZ	63,370	3,413,287
TOTAL CZECH REPUBLIC — (Cost $2,922,432)		3,413,287
RUSSIA — 5.8%
Gazprom OAO, ADR	154,181	3,183,837
LUKOIL, ADR	93,966	4,698,300
Novolipetsk Steel (NLMK), GDR, 144A	156,900	4,062,141
TOTAL RUSSIA — (Cost $9,013,217)		11,944,278
TURKEY — 1.5%
Turkiye Is Bankasi	865,609	3,001,194
TOTAL TURKEY — (Cost $2,138,864)		3,001,194
TOTAL EUROPE — (Cost $14,074,513)		18,358,759
LATIN AMERICA — 19.3%
BRAZIL — 11.3%
Cia Brasileira de Meios de Pagamento*	637,575	6,116,893
Hypermarcas SA*	153,100	2,230,340
PDG Realty SA Empreendimentos e Participacoes	357,200	5,073,456
Petroleo Brasileiro SA, ADR	165,336	5,571,823
Ternium SA, ADR*	199,500	4,069,800
TOTAL BRAZIL — (Cost $16,920,060)		23,062,312
MEXICO — 5.4%
America Movil SAB de C.V.	1,908,900	4,104,229
Corporacion GEO SAB de CV, Series B*	1,800,300	3,843,475
Grupo Televisa SA	479,590	1,733,699
Kimberly-Clark de Mexico SAB de CV, Series A	302,417	1,259,212
TOTAL MEXICO — (Cost $8,394,353)		10,940,615

See notes to schedule of investment.

	Shares	US Value(a)
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
PERU — 2.6%
Compania de Minas Buenaventura SA, ADR	67,800	$1,766,190
Credicorp Ltd.	52,567	3,506,219
TOTAL PERU — (Cost $5,696,976)		5,272,409
TOTAL LATIN AMERICA — (Cost $31,011,389)		39,275,336
MIDDLE EAST — 2.6%
ISRAEL — 2.6%
Bezeq Israeli Telecommunication Corp. Ltd.	824,346	1,642,141
Teva Pharmaceutical Industries Ltd., ADR	68,200	3,637,788
TOTAL ISRAEL — (Cost $4,334,855)		5,279,929
TOTAL MIDDLE EAST — (Cost $4,334,855)		5,279,929
OTHER AREAS — 8.8%
INDIA — 8.8%
Bharti Airtel Ltd.	555,764	4,763,691
Hero Honda Motors Ltd.	101,658	3,392,028
Infrastructure Development Finance Co. Ltd.	1,310,296	3,689,050
Reliance Industries Ltd.*	63,678	2,621,488
Unitech Ltd.	1,817,527	3,428,474
TOTAL INDIA — (Cost $16,789,080)		17,894,731
TOTAL OTHER AREAS — (Cost $16,789,080)		17,894,731
PACIFIC BASIN — 47.7%
CHINA — 17.3%
Bank of China Ltd.	11,913,000	5,933,404
China Citic Bank	2,852,000	1,987,187
China Construction Bank Corp., H Shares	6,018,000	4,853,194
China Life Insurance Co., Ltd., H Shares	577,000	2,561,119
China Mobile Ltd.	283,000	2,979,697
CNOOC Ltd.	5,115,000	6,890,356
Guangzhou R&F Properties Co., Ltd.	808,200	1,783,243
Industrial and Commercial Bank of China Ltd.	5,275,000	3,797,976
Netease.com Inc., ADR*	101,600	4,476,496
TOTAL CHINA — (Cost $24,777,108)		35,262,672
HONG KONG — 4.1%
China Resources Land Ltd.	1,666,007	4,041,384
Hutchison Telecommunications International Ltd.	7,821,000	2,038,493
Pacific Basin Shipping Ltd.	2,859,000	2,161,759
TOTAL HONG KONG — (Cost $6,028,178)		8,241,636

See notes to schedule of investment.

	Shares	US Value(a)
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
INDONESIA — 1.1%
PT Telekomunikasi Indonesia, Series B	2,422,500	$2,184,521
TOTAL INDONESIA — (Cost $1,751,135)		2,184,521
MALAYSIA — 3.2%
Axiata Group Berhad*	2,388,222	1,993,293
Bumiputra-Commerce Holdings Berhad	822,143	2,520,694
Genting Malaysia Berhad	2,409,800	2,011,302
TOTAL MALAYSIA — (Cost $5,792,482)		6,525,289
SOUTH KOREA — 12.3%
Hyundai Development Co.	77,460	2,740,300
Hyundai Mobis	20,457	2,156,963
KB Financial Group, Inc.*	36,188	1,485,454
KT&G Corp.	38,129	2,213,481
NHN Corp.*	13,888	2,018,407
POSCO	8,766	3,582,912
Samsung Electronics Co., Ltd.	14,056	8,285,738
Samsung Fire & Marine Insurance Co., Ltd.	15,565	2,610,642
TOTAL SOUTH KOREA — (Cost $21,644,220)		25,093,897
TAIWAN — 9.7%
Chinatrust Financial Holding Co., Ltd.	3,449,000	2,181,381
First Financial Holding Co., Ltd.	3,146,775	1,937,480
High Tech Computer*	195,000	2,659,793
Hon Hai Precision Industry Co., Ltd.	530,279	1,826,431
MediaTek, Inc.	176,374	2,534,758
Taiwan Fertilizer Co., Ltd.*	1,000,000	3,169,959
Taiwan Semiconductor Manufacturing Co., Ltd.	2,996,822	5,380,176
TOTAL TAIWAN — (Cost $13,878,980)		19,689,978
TOTAL PACIFIC BASIN — (Cost $73,872,103)		96,997,993
TOTAL COMMON STOCKS — (Cost $150,859,349)		192,333,046
PREFERRED STOCKS — 4.9%
LATIN AMERICA — 4.9%
BRAZIL — 4.9%
AES Tiete SA (shown in units of 1,000)	340,012	3,662,999
Companhia Vale do Rio Doce	181,712	3,155,551
Itau Unibanco Banco Multiplo SA	174,076	3,134,908
TOTAL BRAZIL — (Cost $6,580,614)		9,953,458
TOTAL LATIN AMERICA — (Cost $6,580,614)		9,953,458
TOTAL PREFERRED STOCKS — (Cost $6,580,614)		9,953,458

See notes to schedule of investment.

	Principal Amount	US Value(a)
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/03/2009 (b)	$305,000	$305,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $305,000)		305,000
TOTAL INVESTMENTS — (Cost $157,744,963) — 99.6%**		202,591,504
OTHER ASSETS LESS LIABILITIES — 0.4%		765,275
NET ASSETS — 100.0%		$203,356,779

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 1.0%, Automobiles 1.7%, Bank & Insurance Services 3.0%, Banks 18.2%, Chemicals 1.6%, Computers 2.2%, Drugs & Health Care 3.4%, Electric Utilities 3.5%, Electronics 4.1%, Finance & Banking 1.8%, Gas & Pipeline Utilities 1.5%, Homebuilders 1.9%, Homebuilding 1.3%, Household Products 1.7%, Insurance 2.5%, Internet Services 1.0%, Metals 1.6%, Mining 1.9%, Multimedia 0.9%, Oil & Gas 3.4%, Oil — Refining & Marketing 1.3%, Oil Integrated 5.7%, Real Estate 7.1%, Retail 0.7%, Semi-conductor Manufacturing Equipment 3.8%, Software 2.2%, Steel 6.7%, Telecommunications 2.5%, Telecommunications Equipment 1.0%, Telecommunications Services 7.1%, Tobacco 1.1%, Transportation 1.1% and Travel Services 1.0%.

*	Non-income producing security.
**

At July 31, 2009, the cost of investment securities for tax purposes was $157,744,963. Net unrealized appreciation of investment securities for tax purposes was $44,846,541, consisting of unrealized gains of $46,484,707 on securities that had risen in value since their purchase and $1,638,166 in unrealized losses on securities that had fallen in value since their purchase.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities that are traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At July 31, 2009, there were no fair valued securities in the Fund.

See notes to schedule of investments.

(b)	Repurchase agreement, dated 07/31/2009, due 08/03/2009 with repurchase proceeds of $305,000 is collateralized by Federal Home Loan Bank, 3.63% due 10/18/2013 with a market value of $314,625.
144A	Securities exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to schedule of investments.

FAIR VALUE MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – Valuations based on quoted prices for identical investments in active markets

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly

Level 3 – Valuations based on inputs that are not unobservable and significant to the fair value measurement

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized a multi-dimensional relational pricing model and option adjusted spread pricing to estimate the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Global Emerging Markets Fund

	Investments in Securities
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
AFRICA
South Africa	$14,526,298	$—	$—	$14,526,298
Total AFRICA	14,526,298	—	—	14,526,298
EUROPE
Czech Republic	3,413,287	—	—	3,413,287
Russia	11,944,278	—	—	11,944,278
Turkey	3,001,194	—	—	3,001,194
Total EUROPE	18,358,759	—	—	18,358,759
LATIN AMERICA
Brazil	23,062,312	—	—	23,062,312
Mexico	10,940,615	—	—	10,940,615
Peru	5,272,409	—	—	5,272,409
Total LATIN AMERICA	39,275,336	—	—	39,275,336
MIDDLE EAST
Israel	5,279,929	—	—	5,279,929
Total MIDDLE EAST	5,279,929	—	—	5,279,929
OTHER AREAS
India	17,894,731	—	—	17,894,731
Total OTHER AREAS	17,894,731	—	—	17,894,731
PACIFIC BASIN
China	35,262,672	—	—	35,262,672
Hong Kong	8,241,636	—	—	8,241,636
Indonesia	2,184,521	—	—	2,184,521
Malaysia	6,525,289	—	—	6,525,289
South Korea	25,093,897	—	—	25,093,897
Taiwan	19,689,978	—	—	19,689,978
Total PACIFIC BASIN	96,997,993	—	—	96,997,993
Total COMMON STOCKS	192,333,046	—	—	192,333,046
PREFERRED STOCKS
LATIN AMERICA
Brazil	9,953,458	—	—	9,953,458
Total LATIN AMERICA	9,953,458	—	—	9,953,458
Total PREFERRED STOCKS	9,953,458	—	—	9,953,458
SHORT-TERM INVESTMENTS	305,000	—	—	305,000
TOTAL INVESTMENTS	202,591,504	—	—	202,591,504
Total	$202,591,504	$—	$—	$202,591,504

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

MCBT PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2009 (Unaudited)

	Shares	US Value(a)
COMMON STOCKS† — 92.5%
AUSTRIA — 0.1%
Andritz AG	898	$39,358
TOTAL AUSTRIA — (Cost $23,868)		39,358
BELGIUM — 7.5%
Fortis*	339,419	1,320,702
UCB SA	27,299	902,695
TOTAL BELGIUM — (Cost $1,991,055)		2,223,397
DENMARK — 8.3%
Danske Bank A/S*	46,400	965,797
DSV A/S*	70,546	972,173
Vestas Wind Systems A/S*	7,414	522,203
TOTAL DENMARK — (Cost $2,363,708)		2,460,173
FINLAND — 3.0%
Kone Oyj	26,060	886,611
TOTAL FINLAND — (Cost $703,173)		886,611
FRANCE — 1.1%
SCOR SE	13,075	313,920
TOTAL FRANCE — (Cost $218,078)		313,920
GERMANY — 13.7%
Infineon Technologies AG*	74,666	307,558
Kloeckner & Co. SE*	48,900	1,258,730
Lanxess	30,900	899,332
United Internet AG*	56,497	720,700
Wacker Chemie AG	6,612	882,471
TOTAL GERMANY — (Cost $3,526,858)		4,068,791
GREECE — 3.1%
National Bank of Greece SA*	31,790	927,954
TOTAL GREECE — (Cost $818,120)		927,954
IRELAND — 1.1%
Irish Life & Permanent PLC	67,731	330,156
TOTAL IRELAND — (Cost $304,856)		330,156
ITALY — 3.4%
Terna - Rete Elettrica Nazionale SpA	283,865	1,000,355
TOTAL ITALY — (Cost $1,153,808)		1,000,355
LUXEMBOURG — 2.0%
Oriflame Cosmetics SA	11,900	590,382
TOTAL LUXEMBOURG — (Cost $387,816)		590,382

See notes to schedule of investments.

1

	Shares	US Value(a)
COMMON STOCKS† — Continued
NETHERLANDS — 7.9%
Gemalto NV*	29,489	$1,101,203
TomTom NV*	112,958	1,241,302
TOTAL NETHERLANDS — (Cost $2,085,439)		2,342,505
NORWAY — 9.7%
DnB NOR ASA*	102,100	888,500
Petroleum Geo-Services ASA*	147,600	1,035,701
Storebrand ASA*	176,135	955,467
TOTAL NORWAY — (Cost $2,249,499)		2,879,668
PORTUGAL — 8.7%
Banco Espirito Santo SA	175,511	1,095,932
Brisa Auto-Estradas de Portugal SA	73,535	608,943
Portugal Telecom SGPS SA	87,295	884,388
TOTAL PORTUGAL — (Cost $2,200,423)		2,589,263
SWEDEN — 3.1%
Swedish Match	47,600	908,661
TOTAL SWEDEN — (Cost $626,692)		908,661
SWITZERLAND — 2.9%
Swisscom AG	2,603	854,351
TOTAL SWITZERLAND — (Cost $724,406)		854,351
UNITED KINGDOM — 16.9%
AMEC PLC	49,526	583,252
Cookson Group PLC	145,545	756,729
IG Group Holdings PLC	152,398	766,265
Intertek Group PLC	46,633	809,361
Kazakhmys PLC	47,242	675,910
Man Group PLC	61,468	284,165
SSL International PLC	120,005	1,133,615
TOTAL UNITED KINGDOM — (Cost $4,149,205)		5,009,297
TOTAL COMMON STOCKS — (Cost $23,527,004)		27,424,842

	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/03/2009 (b)	$1,250,000	1,250,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $1,250,000)		1,250,000
TOTAL INVESTMENTS — (Cost $24,777,004) — 96.7%**		28,674,842
OTHER ASSETS LESS LIABILITIES — 3.3%		976,840
NET ASSETS — 100.0%		$29,651,682

See notes to schedule of investments.

2

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Banks 9.8%, Business Services 3.3%, Chemicals 6.0%, Commercial Services 2.7%, Computer Services 3.7%, Cosmetics & Toiletries 2.0%, Diversified 4.5%, Drugs & Health Care 3.0%, Electric Utilities 3.4%, Electrical Equipment 1.8%, Finance 2.6%, Financial Services 5.3%, Industrial Machinery 3.1%, Industrials 2.5%, Insurance 4.3%, Medical Products 3.8%, Mining 2.3%, Oil & Gas 2.0%, Oil-field Services 3.5%, Semi-conductor Manufacturing Equipment 1.0%, Software 4.2%, Steel 4.3%, Telecommunications Services 5.9%, Tobacco 3.1%, Transportation 2.0% and Web Portals 2.4%.

*	Non-income producing security.
**

At July 31, 2009, the cost of investment securities for tax purposes was $24,777,004. Net unrealized appreciation of investment securities for tax purposes was $3,897,838, consisting of unrealized gains of $4,085,159 on securities that had risen in value since their purchase and $187,321 in unrealized losses on securities that had fallen in value since their purchase.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities that are traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At July 31, 2009, there were no fair valued securities in the Fund.

(b)

Repurchase agreement, dated 07/31/2009, due 08/03/2009 with repurchase proceeds of $1,250,001 is collateralized by Federal Home Loan Mortgage Company, 2.18% due 04/23/2012 with a market value of $1,279,525.

See notes to schedule of investments.

3

FAIR VALUE MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Valuations based on quoted prices for identical investments in active markets

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly

Level 3 — Valuations based on inputs that are not unobservable and significant to the fair value measurement

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized a multi-dimensional relational pricing model and option adjusted spread pricing to estimate the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Pan European Select Fund

	Investments in Securities
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Austria	$39,358	$—	$—	$39,358
Belgium	2,223,397	—	—	2,223,397
Denmark	2,460,173	—	—	2,460,173
Finland	886,611	—	—	886,611
France	313,920	—	—	313,920
Germany	4,068,791	—	—	4,068,791
Greece	927,954	—	—	927,954
Ireland	330,156	—	—	330,156
Italy	1,000,355	—	—	1,000,355
Luxembourg	590,382	—	—	590,382
Netherlands	2,342,505	—	—	2,342,505
Norway	2,879,668	—	—	2,879,668
Portugal	2,589,263	—	—	2,589,263
Sweden	908,661	—	—	908,661
Switzerland	854,351	—	—	854,351
United Kingdom	5,009,297	—	—	5,009,297
Total COMMON STOCKS	27,424,842	—	—	27,424,842
SHORT-TERM INVESTMENTS	1,250,000	—	—	1,250,000
TOTAL INVESTMENTS	28,674,842	—	—	28,674,842
Total	$28,674,842	$—	$—	$28,674,842

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date:	09/22/2009	By:	/s/ Timothy J.D. Hall
		Name:	Timothy J.D. Hall
		Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	09/22/2009	By:	/s/ Timothy J.D. Hall
		Name:	Timothy J.D. Hall
		Title:	President

Date:	09/22/2009	By:	/s/ Ralph Campbell
		Name:	Ralph Campbell
		Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                         Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                      Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.